Offerings	Oct. 08, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	105,882
Proposed Maximum Offering Price per Unit	33.00
Maximum Aggregate Offering Price	$ 3,494,106.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 482.54
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, the registration statement on Form S-8 to which this exhibit relates shall also cover any additional shares of common stock, par value $0.01 per share (the "common stock"), of Phoenix Education Partners, Inc. that become issuable by reason of any share dividend, share split, recapitalization or other similar transaction that results in an increase in the number of outstanding shares of common stock.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	4,930,195
Proposed Maximum Offering Price per Unit	8.61
Maximum Aggregate Offering Price	$ 42,448,978.95
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,862.20
Offering Note	See note 1 above.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	4,063,233
Proposed Maximum Offering Price per Unit	33.00
Maximum Aggregate Offering Price	$ 134,086,689.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 18,517.37
Offering Note	See note 1 above.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	812,646
Proposed Maximum Offering Price per Unit	28.05
Maximum Aggregate Offering Price	$ 22,794,720.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,147.95
Offering Note	See note 1 above.